Property, Plant and Equipment - Additional Information (Details)		1 Months Ended		12 Months Ended
	Mar. 07, 2019 USD ($)	Mar. 31, 2019	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) real_estate_partnership	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018	Jul. 23, 2015 real_estate_partnership
Disclosure of transactions between related parties [line items]
Number of real estate partnerships to purchase property | real_estate_partnership				4				4
Proceeds from sales of property, plant and equipment, classified as investing activities	$ 113,000,000.0
Gain on disposals of property, plant and equipment			$ 102,000,000.0
Term of lease contract		10 years
Tax impact of sale	$ 0
Toronto transition costs (recoveries)				$ 0	$ (95,800,000)	$ 13,200,000
Headquarters And Manufacturing Operations Relocation
Disclosure of transactions between related parties [line items]
Toronto transition costs (recoveries)				$ 0	3,800,000	13,200,000
Key management personnel of entity
Disclosure of transactions between related parties [line items]
Percentage of interests in the Property Purchaser held by a Privately-held company (percent)				27.00%				27.00%
Percentage of interest held (percent)				25.00%				25.00%
Option to obtain non-voting interest in Assignee				5.00%			5.00%
Building improvements and equipment | Headquarters And Manufacturing Operations Relocation
Disclosure of transactions between related parties [line items]
Toronto transition costs (recoveries)				$ 0	1,200,000	15,000,000
Temporary Corporate Headquarters | Headquarters And Manufacturing Operations Relocation
Disclosure of transactions between related parties [line items]
Toronto transition costs (recoveries)				$ 0	$ 5,000,000.0	$ 0